Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid and Other Current Assets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets	$ 1,591	$ 2,552
Other receivable	72	82
Total	$ 1,663	$ 2,634